Grant Revenue	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Grant Revenue [Line Items]
Grant Revenue
7.	GRANT REVENUE
In July 2020, the Company was approved to receive a grant from the Bill & Melinda Gates Foundation in the amount of approximately $3.3 million. As of December 31, 2021, the Company had received the entire grant award, of which approximately $2.4 million was received during the year ended December 31, 2020, and the remaining approximately $0.9 million was received during the year ended December 31, 2021. The grant funds are to be used for the sole purpose of research for in vivo gene therapy for sickle cell disease and to explore new, low-cost
capabilities for the in vivo functional cure of sickle cell and or durable suppression of HIV in developing countries. The Company incurred research and development costs of approximately $0.7 million and $1.4 million associated with this grant as of December 31, 2020 and 2021, respectively. The Company has recognized revenue of approximately $0.8 million and $1.6 million in the consolidated statement
s
of operations for the years ended December 31, 2020 and 2021, respectively, and recorded the balance of approximately $1.7 million and $1.0 million as deferred revenue in the consolidated balance sheets as of December 31, 2020

and
2021, respectively. The research supported by this grant is expected to be c
o
mpleted by May 31,
2022.